SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29.SUBSEQUENT EVENT

On March 5, 2026, the Company announced that it has entered into a non-binding term sheet for an up to US$75,000,000 senior secured loan facility (the “Loan Facility”) with Nebari Natural Resources Credit Fund II, LP (the “Lender”). The proceeds from the Loan Facility will be used to finance the development of the Queensway Gold Project, including the procurement of long lead items, early construction activities, upgrading and expanding the Pine Cove Mill to accommodate Queensway Phase 1 off-site milling, and general working capital purposes.

The Loan Facility will be documented by way of a senior secured debenture and advanced in two tranches: US$50,000,000 to be funded at closing and, subject to the satisfaction of certain conditions, an additional US$25,000,000 to be funded no later than 15 months after closing. The Loan Facility bears interest at a fixed annual rate of 9.25% payable quarterly in arrears, has a term of 24 months (with an option to extend by an additional six months), and is subject to a quarterly administration fee of 0.50%. The funds to be advanced reflect principal amounts subject to an original issue discount, which will increase if the term is extended. All direct and indirect subsidiaries of the Company will guarantee the Loan Facility, secured by first-lien security interests over all present and after-acquired real and personal property.

In connection with the Loan Facility and subject to the approval of the TSX Venture Exchange, the Company will issue to the Lender non-transferable warrants for the purchase of common shares with an aggregate value of US$3,750,000 (Tranche 1) and US$1,875,000 (Tranche 2). The warrants will be exercisable for a period of 24 months at an exercise price equal to a 25% premium to the lower of the volume weighted average price of the common shares for the 20 trading days prior to the date of the term sheet and the date the warrants are issued.

The provision of the Loan Facility remains subject to customary conditions precedent, including the negotiation and execution of definitive financing documents, completion of due diligence, receipt of all necessary corporate and regulatory approvals, and approval by the Lender’s Investment Committee.